Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of significant components of deferred tax assets

Deferred tax assets and liabilities reflect the net tax effects of net operating loss and tax credit carryovers and the temporary differences between the carrying amounts of assets and liabilities for financial reporting and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:

	As of December 31,
	2019	2018
Deferred tax assets:
Net operating losses	$50,144	$47,877
Research and other credits	2,178	2,178
Stock based compensation	3,001	2,682
In-Process research and development	1,253	1,314
Other	854	708
Total deferred tax assets	57,430	54,759

Valuation allowance	(57,430)	(54,759)
Net deferred tax assets	$-	$-

Schedule of reconciliation of the statutory tax rates and the effective tax rates

A reconciliation of the statutory tax rates and the effective tax rates for the years ended December 2019 and 2018 is as follows:

	Year Ended December 31,
	2019	2018
Statutory rate	21.0%	21.0%
Valuation allowance	(26.0)%	(26.4)%
Nondeductible stock compensation	(0.3)%	0.1%
Other	5.3%	5.3%
Effective tax rate	-%	-%

Reconciliation of beginning and ending amount of unrecognized tax benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Balance at December 31, 2017	$1,060
Additions based on tax positions related to prior year	-
Additions based on tax positions related to current year	-
Balance at December 31, 2018	1,060
Additions based on tax positions related to prior year	-
Additions based on tax positions related to current year	-
Balance at December 31, 2019	$1,060